Descrpition of business	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Descrpition of business
1.	DESCRIPTION OF BUSINESS

Latch, Inc. and Subsidiaries (referred to herein as “Latch” or the “Company”), was incorporated in Delaware in 2014. Latch is an enterprise technology company focused on revolutionizing the way people experience spaces by making spaces better places to live, work, and visit. Latch has created a full-building operating system, LatchOS, that addresses the essential needs of modern buildings by streamlining building operations, enhancing the resident experience, and enabling more efficient interactions with service providers. Latch’s product offerings are designed to optimize the resident experience and include smart access, delivery and guest management, smart home and sensors, connectivity, and resident experience. Latch combines hardware, software, and services into a holistic system that it believes makes spaces more enjoyable for residents, more efficient and profitable for building operators, and more convenient for service providers.

The Company is located and headquartered in New York, NY. Other offices operated by the Company are in San Francisco, CA and Taipei, Taiwan. In May 2019, the Company incorporated Latch Taiwan, Inc., a 100% wholly owned subsidiary, in the state of Delaware. In October 2020, the Company incorporated Latch Insurance Solutions, LLC., a 100% wholly owned subsidiary, in the state of Delaware. The Company’s revenues are derived primarily from operations in the North America.

On January 24, 2021, the Company entered into a definitive agreement to merge with a wholly owned subsidiary of TS Innovation Acquisitions Corp. (“TSIA”) a special purpose acquisition company listed on the NASDAQ (Ticker: TSIA). The Company’s existing shareholders retained 100% of their equity, which converted to 64.2% ownership of the outstanding shares of the Post-Combination Company at closing, based on 6 redemptions by TSIA’s public stockholders. The remaining outstanding shares of the Post-Combination Company are held by TSIA’s public stockholders, TSIA Sponsor, and Subscribers in the private placement transaction (“PIPE transaction”) consummated substantially simultaneously with the Business Combination. The transaction closed on June 4, 2021. The Post-Combination Company will be renamed Latch, Inc. See Note 16 Subsequent Events for additional information.

COVID-19

In March 2020, the outbreak of the novel coronavirus (“COVID-19”) was declared a pandemic. The COVID-19 pandemic disrupted and may intermittently continue to disrupt our hardware deliveries due to delays in construction timelines at our customer’s building sites. In addition, the COVID-19 pandemic resulted in a global slowdown of economic activity and a recession in the United States and the economic situation remains fluid as parts of the economy appear to be recovering while others continue to struggle. While the nature of the situation is dynamic, the Company has considered the impact when developing its estimates and assumptions. Actual results and outcomes may differ from management’s estimates and assumptions.

In the first quarter of fiscal year 2020, the Company initiated a restructuring plan as part of its efforts to reduce operating expenses and preserve liquidity due to the uncertainty and challenges stemming from the COVID-19 pandemic. The Company incurred costs in connection with involuntary termination benefits associated with the Reduction in Force (“RIF”), which involved an approximate 25% reduction in headcount, including severance and benefits costs for affected employees opting in and other miscellaneous direct costs. As a result of our strong 2020 performance, we have also begun to rehire some of the staff that was terminated at the outset of the pandemic. Restructuring cost of $310 was recorded for the three months ended March 31, 2020, principally in research and development, sales and marketing, and general and administrative within the Condensed Consolidated Statements of Operations and Comprehensive Loss based on the department with which the expense relates. All amounts have been paid as of March 31, 2021.

On March 27, 2020, the Coronavirus Aid, Relief, and Economic Security Act (“CARES Act”) was enacted to provide certain relief in response to the COVID-19 pandemic. The CARES Act includes numerous tax provisions and other stimulus measures (see Note 14, Income Taxes, for additional information). Among the various provisions in the CARES Act, the Company is utilizing the payroll tax deferrals. In the second quarter of fiscal 2020, the Company received and repaid $3,441 in loans under the CARES Act.

Going Concern

The Company’s condensed consolidated financial statements have been prepared on a going-concern basis, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. The Company has incurred net losses, and utilized cash in operations since inception, has an accumulated deficit as of March 31, 2021, of $200,288 as well as expects to incur future additional losses. The Company has cash available on hand and believes that this cash will be sufficient to fund operations and meet its obligations as they come due within one year from the date these condensed consolidated financial statements are issued. In the event that the Company does not achieve revenue anticipated in its current operating plan, management has the ability and commitment to reduce operating expenses as necessary. The Company’s long-term success is dependent upon its ability to successfully raise additional capital, market its existing services, increase revenues, and, ultimately, to achieve profitable operations.

The condensed consolidated financial statements and accompanying notes are presented in thousands, except per share data or stated otherwise within.

1.	DESCRIPTION OF BUSINESS

Latch, Inc. and Subsidiaries (referred to herein as “Latch” or the “Company”), was incorporated in Delaware in 2014. Latch is an enterprise technology company focused on revolutionizing the way people experience spaces by making spaces better places to live, work, and visit. Latch has created a full-building operating system, LatchOS, that addresses the essential needs of modern buildings by streamlining building operations, enhancing the resident experience, and enabling more efficient interactions with service providers. Latch’s product offerings are designed to optimize the resident experience and include smart access, delivery and guest management, smart home and sensors, connectivity, and resident experience. Latch combines hardware, software, and services into a holistic system that it believes makes spaces more enjoyable for residents, more efficient and profitable for building operators, and more convenient for service providers.

The Company is located and headquartered in New York, NY. Other offices operated by the Company are in San Francisco, CA and Taipei, Taiwan. In May 2019, the Company incorporated Latch Taiwan, Inc., a 100% wholly-owned subsidiary, in the state of Delaware. In October 2020, the Company incorporated Latch Insurance Solutions, LLC., a 100% wholly owned subsidiary, in the state of Delaware. The Company’s revenues are derived primarily from operations in the United States and Canada.

In March 2020, the outbreak of the novel coronavirus (“COVID-19”) was declared a pandemic. The COVID-19 pandemic disrupted and may intermittently continue to disrupt our hardware deliveries due to delays in construction timelines at our customer’s building sites. In addition, the COVID-19 pandemic resulted in a global slowdown of economic activity and a recession in the United States and the economic situation remains fluid as parts of the economy appear to be recovering while others continue to struggle. While the nature of the situation is dynamic, the Company has considered the impact when developing its estimates and assumptions. Actual results and outcomes may differ from management’s estimates and assumptions.

In the first quarter of fiscal year 2020, the Company initiated a restructuring plan as part of its efforts to reduce operating expenses and preserve liquidity due to the uncertainty and challenges stemming from the COVID-19 pandemic. The Company incurred costs in connection with involuntary termination benefits associated with the Reduction in Force (“RIF”), which involved an approximate 25% reduction in headcount, including severance and benefits costs for affected employees opting in and other miscellaneous direct costs. As a result of our strong 2020 performance, we have also begun to rehire some of the staff that was terminated at the outset of the pandemic. Restructuring cost of $1,065 is recorded principally in research and development, sales and marketing, and general and administrative within the Consolidated Statements of Operations and Comprehensive Income (Loss) based on the department with which the expense relates. All amounts have been paid as of December 31, 2020.

On March 27, 2020, the Coronavirus Aid, Relief, and Economic Security Act (“CARES Act”) was enacted to provide certain relief in response to the COVID-19 pandemic. The CARES Act includes numerous tax provisions and other stimulus measures (see Note 14, Income Taxes, for additional information). Among the various provisions in the CARES Act, the Company is utilizing the payroll tax deferrals. In the second quarter of fiscal 2020, the Company received and repaid $3,441 in loans under the CARES Act.

The Company’s consolidated financial statements have been prepared on a going-concern basis, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. The Company has incurred net losses, and utilized cash in operations since inception, has an accumulated deficit as of December 31, 2020, of $162,187 as well as expects to incur future additional losses. The Company has cash available on hand and believes that this cash will be sufficient to fund operations and meet its obligations as they come due within one year from the date these consolidated financial statements are issued. In the event that the Company does not achieve revenue anticipated in its current operating plan, management has the ability and commitment to reduce operating expenses as necessary. The Company’s long-term success is dependent upon its ability to successfully raise additional capital, market its existing services, increase revenues, and, ultimately, to achieve profitable operations.

The consolidated financial statements and accompanying notes are presented in thousands, except per share data or stated otherwise within.